Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 14, 2015
Registrant Name	dei_EntityRegistrantName	SPDR INDEX SHARES FUNDS (Formerly streetTRACKS Index Shares Funds)
Central Index Key	dei_EntityCentralIndexKey	0001168164
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 14, 2015
Document Effective Date	dei_DocumentEffectiveDate	Dec. 15, 2015
Prospectus Date	rr_ProspectusDate	Dec. 15, 2015